SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Effects of Stock-Based Compensation in the Statements of Operations
The following table summarizes the effects of share-based compensation resulting from the application of ASC 718 included in the Statements of Operations as follows:

	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6
Cost of Revenues:
Product	515	370	342
Service	414	269	218
Research and Development expenses	1,710	1,055	983
Sales and Marketing expenses	1,026	621	884
General and Administration expenses	661	464	308
Total	$4,326	$2,779	$2,735

Status of the Company's Share Option Plans
Summary of the status of the Company’s share option plans as of December 31, 2018, as well as changes during the year then ended, is presented below:

	2 0 1 8
	Share	Weighted Average
	Options	Exercise Price
Outstanding - beginning of year	1,417,191	14.02
Granted	371,419	26.22
Exercised	117,185	10.01
Expired and forfeited	141,352	14.25
Outstanding - year end	1,530,073	17.27

Vested and expected to vest at year-end	1,530,073	17.27
Options exercisable at year-end	728,065	12.71

Information about Share Options Outstanding
The following table summarizes information about share options outstanding as of December 31, 2018:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
(US dollars)		(in years)	(US dollars)		(US dollars)
0.93-3.00	2,840	0.55	1.13	2,840	1.13
3.01-7.00	10,000	1.48	4.20	10,000	4.20
7.01-8.00	16,600	0.57	7.82	16,600	7.82
8.01-9.00	62,762	1.59	8.74	62,762	8.74
9.01-10.00	19,289	1.29	9.06	18,788	9.05
10.01-20.00	796,619	3.71	11.48	531,192	11.41
20.01-31.26	621,963	6.13	26.33	87,579	26.54
	1,530,073		17.26	728,065	12.71

Schedule of Unvested Restricted Share Units
	Number of RSUs	Weighted average grant date fair value (USD)

Unvested at January 1, 2018	292,475	17.71
Granted	173,362	24.8
Vested	99,285
Canceled	42,657	22.4
Unvested at December 31, 2018	323,895